Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Redemption Reflected	At June 30, 2025 and December 31, 2024, the Class A ordinary shares subject to redemption reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$184,000,000
Less:
Public Shares issuance costs	(8,158,738)
Plus:
Accretion of carrying value to redemption value	16,608,029
Class A ordinary shares subject to possible redemption, December 31, 2024	192,449,291
Plus:
Accretion of carrying value to redemption value	4,064,267
Class A ordinary shares subject to possible redemption, June 30, 2025	$196,513,558

Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share

The following tables reflect the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2025		2024		2025		2024
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic net income per ordinary share:
Numerator:
Allocation of net income	$738,625	$179,685	$1,779,610	$432,926	$346,600	$84,318	$2,530,566	$782,412
Denominator
Weighted-average shares outstanding	18,909,000	4,600,000	18,909,000	4,600,000	18,909,000	4,600,000	14,416,807	4,457,459
Basic net income per ordinary share	$0.04	$0.04	$0.09	$0.09	$0.02	$0.02	$0.18	$0.18

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2025		2024		2025		2024
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Diluted net income per ordinary share:
Numerator:
Allocation of net income	$738,625	$179,685	$1,779,610	$432,926	$346,600	$84,318	$2,511,598	$801,380
Denominator
Weighted-average shares outstanding	18,909,000	4,600,000	18,909,000	4,600,000	18,909,000	4,600,000	14,416,807	4,600,000
Diluted net income per ordinary share	$0.04	$0.04	$0.09	$0.09	$0.02	$0.02	$0.17	$0.17